Interest in joint ventures	12 Months Ended
Dec. 31, 2021
Interest in joint ventures
Note	7 | Interest in joint ventures

Percentage interest held		Equity attributable to the owners
in capital stock and votes		12.31.21	12.31.20
SACME	50.00%	14	17